Taxation - Movements of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets Valuation Allowance, Movements [Roll Forward]
Balance at the beginning of the year	¥ (153,840)	¥ (162,491)	¥ (159,143)
Changes of valuation allowances	56,920	8,651	(3,348)
Balance at the end of the year	¥ (96,920)	¥ (153,840)	¥ (162,491)